Variable Interest Entities (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2010 Determination of a primary beneficiary item	Jan. 02, 2010 Deconsolidation of variable interest entity	Dec. 31, 2009 VIEs Determination of a primary beneficiary Previously reported item	Dec. 31, 2011 VIEs Non-Recourse Financing Structures item	Dec. 31, 2009 VIEs Investing Activities	Jun. 30, 2012 Not primary beneficiary item	Dec. 31, 2011 Not primary beneficiary Investing Activities item
Variable interest entities
Number of aircraft for purchase of which secured financing obtained through establishment of VIE											1
Number of entities in which the entity has variable interests										10	2		10	10
Number of aircraft owned by each entity														1
Net expenses included in consolidated statements of operations	$ 1,040,410,000	$ 1,017,780,000	$ 2,039,741,000	$ 2,075,617,000	$ 5,560,642,000	$ 5,563,516,000	$ 3,614,028,000					$ 7,200,000
Number of entities with variable interests deconsolidated								10
Assets of VIEs, deconsolidated										79,700,000
Liabilities of VIEs, deconsolidated										6,500,000
Charge, net of tax, to beginning retained earnings									$ 15,900,000